Average Annual Total Returns{- Semiconductors Portfolio} - 02.28 Select Portfolios: Group 7 Information Technology Sector Combo PRO-24 - Semiconductors Portfolio	Semiconductors Portfolio-Default Return Before Taxes Past 1 year	Semiconductors Portfolio-Default Return Before Taxes Past 5 years	Semiconductors Portfolio-Default Return Before Taxes Past 10 years	Semiconductors Portfolio-Default After Taxes on Distributions Past 1 year	Semiconductors Portfolio-Default After Taxes on Distributions Past 5 years	Semiconductors Portfolio-Default After Taxes on Distributions Past 10 years	Semiconductors Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Semiconductors Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Semiconductors Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1508 Past 1 year	F1508 Past 5 years	F1508 Past 10 years
Total	59.19%	35.06%	28.35%	55.98%	30.69%	25.37%	36.30%	26.94%	23.12%	28.71%	18.47%	16.55%	53.13%	33.74%	26.61%